Fixed Assets, net & Advances for Vessels under Construction (Details) $ in Thousands						1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 20, 2023 item	Apr. 28, 2023 item	Apr. 01, 2022 item	Mar. 11, 2022 item	May 12, 2020 USD ($)	Jan. 31, 2023 USD ($)	Nov. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) item	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) item $ / T	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / T	Dec. 23, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 17, 2022 USD ($)
Fixed Assets, net & Advances for Vessels under Construction
Interest expense capitalized										$ 7,200	$ 700
Gain on sale of vessels										1,639
Advances payment received for sale of vessels											13,000
Amortization of assumed time charter										12,400	32,400
Less: Current portion								$ 13,400		13,400
Gain/(loss) on debt extinguishment						$ 2,300		(2,254)	$ 22,939	(2,254)	$ 22,939
TEU container vessels
Fixed Assets, net & Advances for Vessels under Construction
Number of TEU container vessels | item	2	2	4	2
TEU | item	8,200	6,000	8,000	7,100
Supervision fee per vessel										725
Vessel
Fixed Assets, net & Advances for Vessels under Construction
Residual value of the fleet								$ 484,300		$ 484,300		$ 487,300
Average life of scrap considered to calculate residual value of vessel, one										10 years
Average life of scrap considered to calculate residual value of vessel, two												5 years
Scrap value per ton (in dollars per ton) | $ / T										300		300
Hyundai Honour And Hyundai Respect
Fixed Assets, net & Advances for Vessels under Construction
Sale and Lease back arrangement, amount					$ 139,100
Sale and leaseback arrangement term (in years)					4 years
Catherine C and Leo C
Fixed Assets, net & Advances for Vessels under Construction
Aggregate gross consideration														$ 13,000	$ 130,000
Gain on sale of vessels							$ 37,200
Amalia C
Fixed Assets, net & Advances for Vessels under Construction
TEU | item								2,452		2,452
Aggregate gross consideration													$ 5,100
Gain on sale of vessels						$ 1,600
Advances payment received for sale of vessels												$ 1,000
Vessesls under Construction
Fixed Assets, net & Advances for Vessels under Construction
Supervision fees total										$ 1,100
Interest expense capitalized										7,200		$ 5,000
Vessesls under Construction | TEU container vessels
Fixed Assets, net & Advances for Vessels under Construction
Aggregate purchase price								$ 834,900		$ 834,900